RESEARCH AND DEVELOPMENT EXPENSES (Tables)	12 Months Ended
Nov. 30, 2013
Schedule of Research and Development Assets Acquired Other than Through Business Combination [Table Text Block]
	Year ended
	November 30,
	2013	2012
Salaries & related expenses	$395,710	$166,108
Stock-based compensation	475,877	1,329,651
Professional fees and consulting services	378,826	102,863
Patents registrations	101,801	619,288
Other	100,242	90,901
Total	$1,452,456	$2,308,811